INSURANCE CONTRACTS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Opening balances	R$ 24,695,113	R$ 24,414,758
Changes from the current period	(1,777,555)	(2,328,612)
- Contractual service margin recognized in the period	(1,777,555)	(2,328,612)
Changes in relation to future periods	(1,861,042)	1,736,361
- Contracts initially recognized	5,950,215	4,809,223
- Changes in estimates that adjust the contractual service margin	(7,811,257)	(3,072,862)
Total technical changes	(3,638,597)	(592,251)
Insurance finance income/(expense)	1,247,586	872,606
Balance on December 31	22,304,102	24,695,113
Contractual service margin related to contracts that existed at transition date to which fair value approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balances	7,921,046	11,313,062
Changes from the current period	(470,583)	(858,995)
- Contractual service margin recognized in the period	(470,583)	(858,995)
Changes in relation to future periods	(1,843,864)	(2,586,246)
- Contracts initially recognized	255,242	136,643
- Changes in estimates that adjust the contractual service margin	(2,099,106)	(2,722,889)
Total technical changes	(2,314,447)	(3,445,241)
Insurance finance income/(expense)	32,886	53,225
Balance on December 31	5,639,485	7,921,046
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balances	9,192,926	8,591,633
Changes from the current period	(554,386)	(947,502)
- Contractual service margin recognized in the period	(554,386)	(947,502)
Changes in relation to future periods	(1,246,122)	1,126,523
- Contracts initially recognized	134,585	53,780
- Changes in estimates that adjust the contractual service margin	(1,380,707)	1,072,743
Total technical changes	(1,800,508)	179,021
Insurance finance income/(expense)	392,804	422,272
Balance on December 31	7,785,222	9,192,926
Contracts Issued After Transition [Member]
IfrsStatementLineItems [Line Items]
Opening balances	7,581,141	4,510,063
Changes from the current period	(752,586)	(522,115)
- Contractual service margin recognized in the period	(752,586)	(522,115)
Changes in relation to future periods	1,228,944	3,196,084
- Contracts initially recognized	5,560,388	4,618,800
- Changes in estimates that adjust the contractual service margin	(4,331,444)	(1,422,716)
Total technical changes	476,358	2,673,969
Insurance finance income/(expense)	821,896	397,109
Balance on December 31	R$ 8,879,395	R$ 7,581,141